Initial Public Offering (Details Narrative) - $ / shares		3 Months Ended	12 Months Ended
	Jan. 31, 2019	Mar. 31, 2021	Dec. 31, 2020
Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 11.50
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Shares, New Issues	10,800,000	10,800,000	10,800,000
Shares Issued, Price Per Share		$ 10.00	$ 10.00
Initial public offering, description		Each Unit consists of one ordinary share of the Company, one right (the “Public Right”) and one redeemable warrant (the “Public Warrant”). Each Public Right entitles the holder to receive one-tenth (1/10) of an ordinary share upon consummation of a Business Combination. Each Public Warrant entitles the holder to purchase one ordinary share at an exercise price of $	Each Public Right entitles the holder to receive one-tenth (1/10) of an ordinary share upon consummation of a Business Combination. Each Public Warrant entitles the holder to purchase one ordinary share at an exercise price of $
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Shares, New Issues	800,000	800,000	800,000
Shares Issued, Price Per Share	$ 10.00	$ 10.00	$ 10.00